Background and general: (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Organization
Schedule of purchase price allocation

		Gastar Acquired	Navasota Acquired	Tauren Acquired
Purchase Price Allocation - ($000’s)	Total	Properties	Properties	Properties
Assets acquired:
Unproved oil and natural gas properties	$7,101	$6,029	$1,072	$—
Proved developed and undeveloped oil and natural gas properties	89,373	42,446	19,981	26,946
Liabilities assumed:
Asset retirement obligations	1,500	1,005	495	—
Net assets acquired	$94,974	$47,470	$20,558	$26,946

		Gastar Acquired	Navasota Acquired	Tauren Acquired
Purchase Price Allocation - ($000’s)	Total	Properties	Properties	Properties
Assets acquired:
Unproved oil and natural gas properties	$7,101	$6,029	$1,072	$—
Proved developed and undeveloped oil and natural gas properties	89,373	42,446	19,981	26,946
Liabilities assumed:
Asset retirement obligations	1,500	1,005	495	—
Net assets acquired	$94,974	$47,470	$20,558	$26,946

Summary of revenue and operating income for each separate asset
	Three months
	ended September 30, 2014
	Revenue	Operating Income

East Texas assets	$2,763,743	$746,619
Tauren assets	$112,182	$7,992

	(Unaudited) Year
	Ended June 30, 2014
	Revenue	Operating Income

East Texas assets	$10,540,560	$3,252,144
Tauren assets	$258,631	$(58,893)

Summary of proforma revenue and net income (loss) from acquired assets

Three Months
Ended September 30,
Pro forma Results of Operations	2013 (Pro forma)
Oil and natural gas revenues	$4,701,544
Net loss	$(2,789,205)
Basic earnings (loss) per share	$(0.04)
Diluted earnings (loss) per share	$(0.04)

	(Unaudited)Year Ended
	June 30,
Pro forma Results of Operations	2014	2013
Oil and natural gas revenues	$19,684,324	$21,255,429
Net income	$10,964,361	$1,835,050
Basic earnings per share	$0.14	$0.02
Diluted earnings per share	$0.12	$0.01